Stock Based Compensation	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
Stock Based Compensation
NOTE 11. STOCK BASED COMPENSATION
Stock Incentive Plans
On November 4, 2020, the Board adopted, subject to shareholder approval, the Regional Health Properties, Inc. 2020 Equity Incentive Plan (the “2020 Plan”). The Company’s shareholders approved the 2020 Plan on December 16, 2020 at the 2020 Annual Meeting of Shareholders of the Company. The maximum number of shares of common stock authorized for issuance under the 2020 Plan is 250,000 shares, subject to certain adjustments. No awards may be made under the 2020 Plan after the 10th anniversary of the date of shareholder approval of the 2020 Plan, and no incentive stock options may be granted after the 10th anniversary of the date of Board approval of the 2020 Plan.
The 2020 Plan replaced the AdCare Health Systems, Inc. 2011 Stock Incentive Plan, as amended (the “2011 Plan”), which was assumed by Regional Health pursuant to the Merger. The 2011 Plan was originally due to expire on March 28, 2021 and provided for a maximum of 168,950 shares of common stock to be issued. No additional awards may be granted under the 2011 Plan, effective upon shareholder approval of the 2020 Plan. As of June 30, 2021, the number of securities remaining available for future issuance under the 2020 Plan is 210,386.
The shares of common stock underlying any awards granted under the 2020 Plan or the 2011 Plan that are forfeited, canceled, or otherwise terminated (other than by exercise) will be added back to the shares of common stock available for issuance under the 2020 Plan. However, shares: (i) tendered or held back upon exercise of a stock option or other award under the 2020 Plan to cover the exercise price or tax withholding; and (ii) subject to a stock appreciation right that are not issued in connection with the stock settlement of the stock appreciation right upon exercise thereof, will not be added back to the shares of common stock available for issuance under the 2020 Plan. In addition, shares of common stock repurchased by the Company on the open market will not be added back to the shares of common stock available for issuance under the 2020 Plan.
For the three and six months ended June 30, 2021 and 2020, the Company recognized stock-based compensation expense as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(Amounts in 000’s)	2021	2020	2021	2020
Employee compensation:
Restricted stock	$123	$—	$123	$—

Total employee stock-based compensation expense	$123	$—	$123	$—

Non-employee compensation:
Board restricted stock	$—	$12	$—	$24

Total non-employee stock-based compensation expense	$—	$12	$—	$24

Total stock-based compensation expense	$123	$12	$123	$24

For the three and six months ended June 30, 2021 and 2020, there were no issuances of common stock options or warrants.
Restricted Stock
The following table summarizes the Company’s restricted stock activity for the six months ended June 30, 2021:

	Number of Shares (000’s)	Weighted Avg. Grant Date (per Share) Fair Value
Unvested, December 31, 2020	14	$3.60
Granted	39	$13.26
Vested	(22)	$7.18

Unvested, June 30, 2021	31	$13.26

The remaining unvested shares at December 31, 2020 vested on January 1, 2021, resulting in minimal compensation expense related to the final vesting of the restricted stock awards during the three months ended March 31, 2021. For restricted stock unvested at June 30, 2021, $0.4 million in compensation expense will be recognized over the next 2.0 years.

NOTE 11. STOCK BASED COMPENSATION
Stock Incentive Plans
On November 4, 2020, the Board adopted, the Regional Health Properties, Inc. 2020 Equity Incentive Plan (the “2020 Plan”). The Company’s shareholders approved the 2020 Plan on December 16, 2020 at the 2020 Annual Meeting of Shareholders of the Company. The maximum number of shares of common stock authorized for issuance under the 2020 Plan is 250,000 shares, subject to certain adjustments. No awards may be made under the 2020 Plan after the 10th anniversary of the date of shareholder approval of the 2020 Plan, and no incentive stock options may be granted after the 10th anniversary of the date of Board approval of the 2020 Plan.
The 2020 Plan replaced the AdCare Health Systems, Inc. 2011 Stock Incentive Plan, as amended (the “2011 Plan”), which was assumed by Regional Health pursuant to the Merger. The 2011 Plan was originally due to expire on March 28, 2021 and provided for a maximum of 168,950 shares of common stock to be issued. No additional awards may be granted under the 2011 Plan, effective upon shareholder approval of the 2020 Plan. As of September 30, 2021, the number of securities remaining available for future issuance under the 2020 Plan is 163,000.
The shares of common stock underlying any awards granted under the 2020 Plan or the 2011 Plan that are forfeited, canceled, or otherwise terminated (other than by exercise) will be added back to the shares of common stock available for issuance under the 2020 Plan. However, shares: (i) tendered or held back upon exercise of a stock option or other award under the 2020 Plan to cover the exercise price or tax withholding; and (ii) subject to a stock appreciation right that are not issued in connection with the stock settlement of the stock appreciation right upon exercise thereof, will not be added back to the shares of common stock available for issuance under the 2020 Plan. In addition, shares of common stock repurchased by the Company on the open market will not be added back to the shares of common stock available for issuance under the 2020 Plan.
For the three and nine months ended September 30, 2021 and 2020, the Company recognized stock-based compensation expense as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in 000’s)	2021	2020	2021	2020
Employee compensation:
Restricted stock	$179	$—	$302	$—

Total employee stock-based compensation expense	$179	$—	$302	$—

Non-employee compensation:
Board restricted stock	$—	$13	$—	$37

Total non-employee stock-based compensation expense	$—	$13	$—	$37

Total stock-based compensation expense	$179	$13	$302	$37

For the three and nine months ended September 30, 2021 and 2020, there were no issuances of common stock options or warrants.
Restricted Stock
The following table summarizes the Company’s restricted stock activity for the nine months ended September 30, 2021:

	Number of Shares (000’s)	Weighted Avg. Grant Date (per Share) Fair Value
Unvested, December 31, 2020	14	$3.60
Granted	87	$13.01
Vested	(22)	$7.18

Unvested, September 30, 2021	79	$12.99

The remaining unvested shares at December 31, 2020 vested on January 1, 2021, resulting in minimal compensation expense related to the final vesting of the restricted stock awards during the three months ended March 31, 2021. For restricted stock unvested at September 30, 2021, $0.8 million in compensation expense will be recognized over the next 2.1 years.